Cash Flow Information - Non-cash Investing Activities (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Noncash Investing Activities [Abstract]
Additions of property, plant and equipment	$ 28,576		$ 30,398	$ 31,265
Changes in other payables	180		343	270
Payments for acquisition of property, plant and equipment	28,756	$ 877	30,741	31,535
Proceeds from disposal of financial assets at fair value through other comprehensive income	$ 0	$ 0	$ 0	$ 0